Expense Example, No Redemption - Calamos Timpani Active Growth Opportunities ETF - Calamos Timpani Active Growth Opportunities ETF	Jun. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	$ 252